Summary of Significant Accounting Policies and Practices (Details)	12 Months Ended
	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Summary of Significant Accounting Policies and Practices [Line Items]
Credit loss	¥ 9,343,225	$ 1,312,435	¥ 119,863		¥ 29,838
General percentage of reserves	50.00%	50.00%
Withholding tax rate	10.00%	10.00%
Value added tax percentage rate	13.00%	13.00%
Term of tax authorities	5 years	5 years
General reserve			39,659		¥ 430,870
Impairment of long-lived assets
Tax contributions	¥ 300,000
Dividends with holding tax standard rate	5.00%	5.00%
Segment description of CODM	The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. Substantially all of the Company’s revenues are derived from within the PRC. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly, the Company does not provide additional segment reporting in these accompanying notes.	The Company’s Chief Operating Decision Maker (“CODM”) is the Chief Executive Officer, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. Substantially all of the Company’s revenues are derived from within the PRC. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly, the Company does not provide additional segment reporting in these accompanying notes.
Impairment of long-lived assets
Percentage of statutory reserves	10.00%	10.00%
Number Of Reportable Segments Not Disclosed Flag	false	false
Accounts Receivable [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Credit loss	¥ 9,343,225	$ 1,312,435	¥ 119,863	$ 17,080
USD [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Translation exchange rate	0.07119
RMB [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Translation exchange rate	0.01
Hong Kong [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income tax rate			16.50%	16.50%
PRC [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Income tax rate	25.00%	25.00%